OPERATING LEASES AND COMMITMENTS (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Operating Leases And Commitments Details Abstract
Begininng balance	$ 393
Accumulated amortization	(253)
Other	(4)
Ending balance	$ 136